SUBSEQUENT EVENTS (Details) - Subsequent Events ¥ in Thousands	3 Months Ended
	Apr. 09, 2021 CNY (¥) subsidiary	Mar. 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)
Various facility agreements with third-party banks
SUBSEQUENT EVENTS
Number of subsidiaries that obtained credit facility agreements | subsidiary	4
Amount of credit facilities	¥ 944,000
Beijing 15
SUBSEQUENT EVENTS
Estimated total enterprise value			¥ 4,330,000
Shenzhen 8
SUBSEQUENT EVENTS
Purchase price		¥ 89,773
Contingent consideration		¥ 35,909
Tianjin 1
SUBSEQUENT EVENTS
Purchase price			¥ 133,060
Tianjin 1
SUBSEQUENT EVENTS
Equity interest acquired (as a percent)			65.00%